Tax charge - 2023, 2022 and 2021 actual tax rate of relevant business operations (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax charge
Tax rate on adjusted operating profit	15.00%	20.00%	17.00%
Tax rate on profit before tax	18.00%	(55.00%)	17.00%
Hong Kong
Tax charge
Tax rate on adjusted operating profit	7.00%	4.00%	5.00%
Tax rate on profit before tax	7.00%	(7.00%)	4.00%
Indonesia
Tax charge
Tax rate on adjusted operating profit	22.00%	19.00%	17.00%
Tax rate on profit before tax	22.00%	16.00%	17.00%
Malaysia
Tax charge
Tax rate on adjusted operating profit	22.00%	26.00%	21.00%
Tax rate on profit before tax	20.00%	25.00%	21.00%
Singapore
Tax charge
Tax rate on adjusted operating profit	16.00%	16.00%	15.00%
Tax rate on profit before tax	16.00%	63.00%	15.00%
Growth markets and other
Tax charge
Tax rate on adjusted operating profit	20.00%	33.00%	22.00%
Tax rate on profit before tax	11.00%	40.00%	27.00%
Eastspring
Tax charge
Tax rate on adjusted operating profit	9.00%	10.00%	10.00%
Tax rate on profit before tax	9.00%	10.00%	10.00%
Other operations
Tax charge
Tax rate on adjusted operating profit	2.00%	0.00%	(3.00%)
Tax rate on profit before tax	2.00%	(1.00%)	(2.00%)